Accounts Receivable (Details Textual)	Jun. 30, 2013	Dec. 31, 2012
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	67.00%	32.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	8.00%	26.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	15.00%	42.00%
Casino 4 [Member]
Accounts Receivable Percentage Of Total Receivables	10.00%